UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East, New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:ABAEX

September 30, 2024

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AB Emerging Markets Multi-Asset Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABAEX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.24%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	MSCI EM Index (net)
09/14	$9,576	$10,000
03/15	$9,429	$9,763
03/16	$9,347	$8,589
03/17	$10,452	$10,068
03/18	$11,764	$12,578
03/19	$11,035	$11,646
03/20	$9,214	$9,586
03/21	$13,837	$15,183
03/22	$12,021	$13,458
03/23	$10,910	$12,017
03/24	$12,625	$12,997
09/24	$14,022	$14,837

Average Annual Total Returns

Class Name	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	11.06%	28.87%	5.19%	3.89%
Class A (with sales charges)	6.33%	23.43%	4.28%	3.44%
MSCI EM Index (net)	14.16%	26.05%	5.75%	4.02%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABAEX-S for the most recent performance information.

Class A:ABAEX

1

Key Fund Statistics

Net Assets	$133,862,483
# of Portfolio Holdings	411
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$298,419

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,076,400	6.8%
Tencent Holdings Ltd. - Class H	$5,999,768	4.5%
Samsung Electronics Co., Ltd.	$3,465,216	2.6%
Meituan - Class H	$2,902,878	2.2%
ICICI Bank Ltd.	$2,633,329	2.0%
MediaTek, Inc.	$2,395,611	1.8%
Bajaj Auto Ltd.	$2,186,223	1.6%
Colgate-Palmolive India Ltd.	$2,111,077	1.6%
SK Telecom Co., Ltd.	$2,062,830	1.5%
BB Seguridade Participacoes SA	$2,047,488	1.5%
	$34,880,820	26.1%

Security Type Breakdown

Value	Value
Common Stocks	69.7%
Sovereign Bonds	14.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Treasury Bonds	0.7%
Emerging Markets - Treasuries	0.2%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Sector Allocation

Value	Value
Financials	18.6%
Information Technology	17.7%
Sovereign Bonds	14.2%
Consumer Discretionary	12.5%
Communication Services	8.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Consumer Staples	3.7%
Industrials	2.8%
Real Estate	2.3%
Materials	1.9%
Energy	1.2%
Treasury Bonds	0.7%
Other	1.0%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Country Breakdown

Value	Value
China	22.0%
Taiwan	13.9%
India	11.6%
South Korea	9.2%
Brazil	5.0%
United Arab Emirates	4.2%
Colombia	2.3%
Mexico	2.0%
Turkey	2.0%
Saudi Arabia	1.7%
United States	1.4%
Chile	1.4%
South Africa	1.3%
Other	17.9%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Class A:ABAEX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABAEX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABAEX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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EMMA-A-0154

Class A:ABAEX

3

Advisor Class:ABYEX

September 30, 2024

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AB Emerging Markets Multi-Asset Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYEX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.99%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI EM Index (net)
09/14	$10,000	$10,000
03/15	$9,860	$9,763
03/16	$9,808	$8,589
03/17	$10,992	$10,068
03/18	$12,397	$12,578
03/19	$11,662	$11,646
03/20	$9,768	$9,586
03/21	$14,691	$15,183
03/22	$12,800	$13,458
03/23	$11,634	$12,017
03/24	$13,509	$12,997
09/24	$15,019	$14,837

Average Annual Total Returns

Class Name	6 Months	1 Year	5 Years	10 Years
Advisor Class	11.18%	29.29%	5.45%	4.15%
MSCI EM Index (net)	14.16%	26.05%	5.75%	4.02%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABYEX-S for the most recent performance information.

Advisor Class:ABYEX

1

Key Fund Statistics

Net Assets	$133,862,483
# of Portfolio Holdings	411
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$298,419

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,076,400	6.8%
Tencent Holdings Ltd. - Class H	$5,999,768	4.5%
Samsung Electronics Co., Ltd.	$3,465,216	2.6%
Meituan - Class H	$2,902,878	2.2%
ICICI Bank Ltd.	$2,633,329	2.0%
MediaTek, Inc.	$2,395,611	1.8%
Bajaj Auto Ltd.	$2,186,223	1.6%
Colgate-Palmolive India Ltd.	$2,111,077	1.6%
SK Telecom Co., Ltd.	$2,062,830	1.5%
BB Seguridade Participacoes SA	$2,047,488	1.5%
	$34,880,820	26.1%

Security Type Breakdown

Value	Value
Common Stocks	69.7%
Sovereign Bonds	14.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Treasury Bonds	0.7%
Emerging Markets - Treasuries	0.2%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Sector Allocation

Value	Value
Financials	18.6%
Information Technology	17.7%
Sovereign Bonds	14.2%
Consumer Discretionary	12.5%
Communication Services	8.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Consumer Staples	3.7%
Industrials	2.8%
Real Estate	2.3%
Materials	1.9%
Energy	1.2%
Treasury Bonds	0.7%
Other	1.0%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Country Breakdown

Value	Value
China	22.0%
Taiwan	13.9%
India	11.6%
South Korea	9.2%
Brazil	5.0%
United Arab Emirates	4.2%
Colombia	2.3%
Mexico	2.0%
Turkey	2.0%
Saudi Arabia	1.7%
United States	1.4%
Chile	1.4%
South Africa	1.3%
Other	17.9%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Advisor Class:ABYEX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABYEX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABYEX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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EMMA-ADV-0154

Advisor Class:ABYEX

3

Class C:ABCEX

September 30, 2024

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AB Emerging Markets Multi-Asset Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCEX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.99%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	MSCI EM Index (net)
09/14	$10,000	$10,000
03/15	$9,812	$9,763
03/16	$9,668	$8,589
03/17	$10,720	$10,068
03/18	$11,979	$12,578
03/19	$11,155	$11,646
03/20	$9,246	$9,586
03/21	$13,777	$15,183
03/22	$11,879	$13,458
03/23	$10,692	$12,017
03/24	$12,273	$12,997
09/24	$13,581	$14,837

Average Annual Total Returns

Class Name	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	10.66%	27.85%	4.39%	3.11%
Class C (with sales charges)	9.66%	26.85%	4.39%	3.11%
MSCI EM Index (net)	14.16%	26.05%	5.75%	4.02%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABCEX-S for the most recent performance information.

Class C:ABCEX

1

Key Fund Statistics

Net Assets	$133,862,483
# of Portfolio Holdings	411
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$298,419

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,076,400	6.8%
Tencent Holdings Ltd. - Class H	$5,999,768	4.5%
Samsung Electronics Co., Ltd.	$3,465,216	2.6%
Meituan - Class H	$2,902,878	2.2%
ICICI Bank Ltd.	$2,633,329	2.0%
MediaTek, Inc.	$2,395,611	1.8%
Bajaj Auto Ltd.	$2,186,223	1.6%
Colgate-Palmolive India Ltd.	$2,111,077	1.6%
SK Telecom Co., Ltd.	$2,062,830	1.5%
BB Seguridade Participacoes SA	$2,047,488	1.5%
	$34,880,820	26.1%

Security Type Breakdown

Value	Value
Common Stocks	69.7%
Sovereign Bonds	14.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Treasury Bonds	0.7%
Emerging Markets - Treasuries	0.2%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Sector Allocation

Value	Value
Financials	18.6%
Information Technology	17.7%
Sovereign Bonds	14.2%
Consumer Discretionary	12.5%
Communication Services	8.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Consumer Staples	3.7%
Industrials	2.8%
Real Estate	2.3%
Materials	1.9%
Energy	1.2%
Treasury Bonds	0.7%
Other	1.0%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Country Breakdown

Value	Value
China	22.0%
Taiwan	13.9%
India	11.6%
South Korea	9.2%
Brazil	5.0%
United Arab Emirates	4.2%
Colombia	2.3%
Mexico	2.0%
Turkey	2.0%
Saudi Arabia	1.7%
United States	1.4%
Chile	1.4%
South Africa	1.3%
Other	17.9%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Class C:ABCEX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABCEX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABCEX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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EMMA-C-0154

Class C:ABCEX

3

Class I:ABIEX

September 30, 2024

SCAN ME

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AB Emerging Markets Multi-Asset Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIEX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	MSCI EM Index (net)
09/14	$10,000	$10,000
03/15	$9,864	$9,763
03/16	$9,810	$8,589
03/17	$10,989	$10,068
03/18	$12,396	$12,578
03/19	$11,661	$11,646
03/20	$9,760	$9,586
03/21	$14,700	$15,183
03/22	$12,792	$13,458
03/23	$11,632	$12,017
03/24	$13,508	$12,997
09/24	$15,017	$14,837

Average Annual Total Returns

Class Name	6 Months	1 Year	5 Years	10 Years
Class I	11.17%	29.15%	5.45%	4.15%
MSCI EM Index (net)	14.16%	26.05%	5.75%	4.02%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIEX-S for the most recent performance information.

Class I:ABIEX

1

Key Fund Statistics

Net Assets	$133,862,483
# of Portfolio Holdings	411
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$298,419

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,076,400	6.8%
Tencent Holdings Ltd. - Class H	$5,999,768	4.5%
Samsung Electronics Co., Ltd.	$3,465,216	2.6%
Meituan - Class H	$2,902,878	2.2%
ICICI Bank Ltd.	$2,633,329	2.0%
MediaTek, Inc.	$2,395,611	1.8%
Bajaj Auto Ltd.	$2,186,223	1.6%
Colgate-Palmolive India Ltd.	$2,111,077	1.6%
SK Telecom Co., Ltd.	$2,062,830	1.5%
BB Seguridade Participacoes SA	$2,047,488	1.5%
	$34,880,820	26.1%

Security Type Breakdown

Value	Value
Common Stocks	69.7%
Sovereign Bonds	14.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Treasury Bonds	0.7%
Emerging Markets - Treasuries	0.2%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Sector Allocation

Value	Value
Financials	18.6%
Information Technology	17.7%
Sovereign Bonds	14.2%
Consumer Discretionary	12.5%
Communication Services	8.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Consumer Staples	3.7%
Industrials	2.8%
Real Estate	2.3%
Materials	1.9%
Energy	1.2%
Treasury Bonds	0.7%
Other	1.0%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Country Breakdown

Value	Value
China	22.0%
Taiwan	13.9%
India	11.6%
South Korea	9.2%
Brazil	5.0%
United Arab Emirates	4.2%
Colombia	2.3%
Mexico	2.0%
Turkey	2.0%
Saudi Arabia	1.7%
United States	1.4%
Chile	1.4%
South Africa	1.3%
Other	17.9%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Class I:ABIEX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABIEX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABIEX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

EMMA-I-0154

Class I:ABIEX

3

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEP 09.30.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB EMERGING MARKETS
MULTI-ASSET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 69.7%
Financials – 18.6%
Banks – 12.5%
Abu Dhabi Islamic Bank PJSC	101,016	$349,825
Agricultural Bank of China Ltd. – Class H	774,000	361,127
Akbank TAS	45,512	81,981
Alior Bank SA	2,281	54,850
Banco de Chile	676,255	86,363
Banco del Bajio SA(a)	35,900	84,052
Banco do Brasil SA	376,400	1,877,958
Bancolombia SA	9,736	83,887
Bancolombia SA (Preference Shares)	10,730	84,645
Bank of Baroda	9,844	29,111
Bank of Beijing Co., Ltd. – Class A	109,800	91,116
Bank of Changsha Co., Ltd. – Class A	82,000	97,317
Bank of Chengdu Co., Ltd. – Class A	40,700	90,961
Bank of Hangzhou Co., Ltd. – Class A	46,500	92,840
Bank of Jiangsu Co., Ltd. – Class A	75,600	90,051
Bank of Shanghai Co., Ltd. – Class A(b)	80,600	90,384
Bank Polska Kasa Opieki SA	18,868	720,377
Canara Bank	55,791	73,998
China Construction Bank Corp. – Class H(b)	226,000	168,528
China Everbright Bank Co., Ltd. – Class A	139,000	71,008
China Everbright Bank Co., Ltd. – Class H	262,000	88,643
China Merchants Bank Co., Ltd. – Class A	197,400	1,044,461
China Merchants Bank Co., Ltd. – Class H	243,000	1,177,546
China Zheshang Bank Co., Ltd. – Class A	226,300	94,581
Commercial International Bank – Egypt (CIB)	9,946	17,408
Credicorp Ltd.	262	47,414
Emirates NBD Bank PJSC	253,009	1,398,315
Grupo Financiero Banorte SAB de CV	11,700	83,273
Grupo Financiero Galicia SA	11,589	49,286
HDFC Bank Ltd.	1,010	20,811
ICICI Bank Ltd.	173,395	2,633,329
Indian Bank	13,665	84,895
Industrial Bank Co., Ltd. – Class A	35,100	95,756
Industrial Bank of Korea	7,659	81,685
ING Bank Slaski SA(b)	153	10,454
Itau Unibanco Holding SA (Preference Shares)	175,500	1,163,299
KB Financial Group, Inc.	15,982	986,126
Komercni Banka AS	2,222	78,333
Nedbank Group Ltd.	5,021	86,721
Piraeus Financial Holdings SA	162,250	690,747
Sberbank of Russia PJSC(c)	138,696	– 0	–
SCB X PCL	25,300	85,703
SinoPac Financial Holdings Co., Ltd.	229	175
Standard Bank Group Ltd.	5,890	82,483

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

State Bank of India	192,110	$1,803,953
Turkiye Garanti Bankasi AS	23,164	82,909
Yapi ve Kredi Bankasi AS	95,694	86,339

		16,755,024

Capital Markets – 1.2%
China Galaxy Securities Co., Ltd. – Class A(b)	1,000	2,169
HDFC Asset Management Co., Ltd.(a)	26,817	1,375,495
Korea Investment Holdings Co., Ltd.	1,640	91,647
NH Investment & Securities Co., Ltd.	8,664	88,688

		1,557,999

Consumer Finance – 0.9%
Kaspi.KZ JSC (ADR)	9,421	998,532
Muthoot Finance Ltd.	7,294	176,645
Shriram Finance Ltd.	2,041	87,244

		1,262,421

Financial Services – 0.2%
Meritz Financial Group, Inc.	1,230	90,964
Power Finance Corp., Ltd.	14,874	86,702
REC Ltd.	13,193	87,126

		264,792

Insurance – 3.8%
BB Seguridade Participacoes SA	314,200	2,047,488
Bupa Arabia for Cooperative Insurance Co.	2,153	118,916
Cathay Financial Holding Co., Ltd.	4,000	8,399
China Pacific Insurance Group Co., Ltd. – Class H	30,200	106,941
China Taiping Insurance Holdings Co., Ltd. – Class H	60,200	95,748
DB Insurance Co., Ltd.	2,259	194,125
Hyundai Marine & Fire Insurance Co., Ltd.	29,091	732,704
Life Insurance Corp. of India	3,416	41,084
OUTsurance Group Ltd.	5,981	20,092
People’s Insurance Co. Group of China Ltd. (The) – Class H(b)	34,000	16,109
PICC Property & Casualty Co., Ltd. – Class H	140,000	207,237
Ping An Insurance Group Co. of China Ltd. – Class A(b)	1,300	10,476
Ping An Insurance Group Co. of China Ltd. – Class H	45,500	285,719
Powszechny Zaklad Ubezpieczen SA	1,070	11,697
Samsung Fire & Marine Insurance Co., Ltd.	4,586	1,212,071

		5,108,806

		24,949,042

Information Technology – 17.7%
Communications Equipment – 0.2%
Accton Technology Corp.	14,000	234,243

2 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 1.6%
Hon Hai Precision Industry Co., Ltd.	347,000	$2,043,088
Tripod Technology Corp.	5,000	30,944
WPG Holdings Ltd.	35,000	82,814

		2,156,846

IT Services – 1.3%
Arabian Internet & Communications Services Co.	420	31,606
Infosys Ltd.	42,199	943,593
Tata Consultancy Services Ltd.	14,657	746,566

		1,721,765

Semiconductors & Semiconductor Equipment – 9.6%
King Yuan Electronics Co., Ltd.	48,000	170,247
MediaTek, Inc.	65,000	2,395,611
Novatek Microelectronics Corp.	5,000	81,407
Realtek Semiconductor Corp.(b)	46,000	682,758
SK Hynix, Inc.	2,425	324,554
Taiwan Semiconductor Manufacturing Co., Ltd.	301,000	9,076,400
United Microelectronics Corp.	50,000	84,273
Vanguard International Semiconductor Corp.	25,000	81,700

		12,896,950

Software – 0.0%
Oracle Financial Services Software Ltd.	643	87,789

Technology Hardware, Storage & Peripherals – 5.0%
Advantech Co., Ltd.	36,000	364,763
Asia Vital Components Co., Ltd.(b)	18,000	333,487
Asustek Computer, Inc.	111,000	1,928,334
Samsung Electronics Co., Ltd.	74,140	3,465,216
Samsung Electronics Co., Ltd. (Preference Shares)	1,823	70,800
Wiwynn Corp.	9,000	487,803

		6,650,403

		23,747,996

Consumer Discretionary – 12.5%
Automobile Components – 0.1%
Samvardhana Motherson International Ltd.	19,751	49,775
UNO Minda Ltd.	5,599	73,321

		123,096

Automobiles – 4.0%
Bajaj Auto Ltd.	14,839	2,186,223
Ford Otomotiv Sanayi AS	1,259	33,797
Hero MotoCorp Ltd.	1,182	80,791

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hyundai Motor Co.	2,394	$445,865
Hyundai Motor Co. (2nd PRF)	625	84,021
Hyundai Motor Co. (Preference Shares)	642	83,510
Kia Corp.	25,636	1,952,073
Tata Motors Ltd.	33,961	394,892
TVS Motor Co., Ltd.	2,505	85,302

		5,346,474

Broadline Retail – 2.4%
Alibaba Group Holding Ltd. – Class H	74,700	992,672
JD.com, Inc. – Class H	82,154	1,647,834
MercadoLibre, Inc.(b)	82	168,261
PDD Holdings, Inc. (ADR)(b)	3,201	431,527

		3,240,294

Hotels, Restaurants & Leisure – 2.2%
Meituan – Class H(a)(b)	136,700	2,902,878

Household Durables – 1.9%
Coway Co., Ltd.	134	6,763
Gree Electric Appliances, Inc. of Zhuhai – Class A(b)	28,800	195,432
Hisense Visual Technology Co., Ltd. – Class A	79,500	251,749
Midea Group Co., Ltd. – Class A	188,700	2,036,030

		2,489,974

Specialty Retail – 0.5%
Jarir Marketing Co.	25,046	87,846
MR DIY Group M Bhd(a)	21,700	11,128
Trent Ltd.	945	85,331
Vibra Energia SA	116,100	498,695

		683,000

Textiles, Apparel & Luxury Goods – 1.4%
ANTA Sports Products Ltd. – Class H	61,600	729,211
Bosideng International Holdings Ltd. – Class H	2,066,000	1,175,211

		1,904,422

		16,690,138

Communication Services – 8.2%
Diversified Telecommunication Services – 0.2%
Emirates Integrated Telecommunications Co. PJSC	36,112	68,625
Hellenic Telecommunications Organization SA	4,696	81,032
LG Uplus Corp.	11,677	87,380

		237,037

Entertainment – 1.3%
International Games System Co., Ltd.	5,000	155,732

4 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

NetEase, Inc. – Class H	87,400	$1,632,608

		1,788,340

Interactive Media & Services – 4.5%
Nebius Group NV(b)(c)(d)	11,500	– 0	–
Tencent Holdings Ltd. – Class H	107,900	5,999,768

		5,999,768

Media – 0.1%
Cheil Worldwide, Inc.	6,260	87,671

Wireless Telecommunication Services – 2.1%
Etihad Etisalat Co.	42,273	580,104
PLDT, Inc.	2,095	55,616
SK Telecom Co., Ltd.	48,440	2,062,830
Taiwan Mobile Co., Ltd.(b)	11,000	39,965
Vodacom Group Ltd.	13,109	83,058

		2,821,573

		10,934,389

Consumer Staples – 3.7%
Consumer Staples Distribution & Retail – 0.5%
Bid Corp., Ltd.	246	6,304
BIM Birlesik Magazalar AS	37,150	539,095
Nahdi Medical Co.	2,357	82,701
President Chain Store Corp.	9,000	83,708

		711,808

Food & Staples Retailing – 0.0%
Magnit PJSC(b)(c)(d)	1,178	– 0	–

Food Products – 0.2%
China Feihe Ltd. – Class H(a)	140,384	105,375
Indofood Sukses Makmur Tbk PT	171,000	79,627
JBS S/A	14,900	86,511

		271,513

Household Products – 1.4%
Colgate-Palmolive Co.	17,047	1,769,649
Kimberly-Clark de Mexico SAB de CV	51,300	83,112

		1,852,761

Personal Care Products – 1.6%
Colgate-Palmolive India Ltd.	46,397	2,111,077

Tobacco – 0.0%
Eastern Co. SAE(b)	53,051	28,569
ITC Ltd.	3,335	20,594

		49,163

		4,996,322

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 2.8%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	19,161	$65,091
Hindustan Aeronautics Ltd.(a)	1,638	86,421
Mazagon Dock Shipbuilders Ltd.	1,194	60,222

		211,734

Air Freight & Logistics – 0.1%
Hyundai Glovis Co., Ltd.	915	85,246

Construction & Engineering – 0.1%
Budimex SA	450	69,827
Indus Towers Ltd.(b)	7,018	32,671

		102,498

Electrical Equipment – 0.0%
Fortune Electric Co., Ltd.	3,000	59,470

Industrial Conglomerates – 0.2%
Astra International Tbk PT	248,600	82,800
CITIC Ltd. – Class H	36,000	41,847
GS Holdings Corp.	1,770	57,339
Sime Darby Bhd	146,700	87,470

		269,456

Machinery – 1.7%
Ashok Leyland Ltd.	30,169	84,797
Cummins India Ltd.	1,910	86,670
Tian Di Science & Technology Co., Ltd. – Class A	54,700	50,599
Weichai Power Co., Ltd. – Class A(b)	45,100	101,281
Yutong Bus Co., Ltd. – Class A	532,700	1,991,001

		2,314,348

Marine Transportation – 0.2%
COSCO SHIPPING Holdings Co., Ltd. – Class A	43,100	95,728
COSCO SHIPPING Holdings Co., Ltd. – Class H	56,100	93,740
Evergreen Marine Corp. Taiwan Ltd.	14,000	88,975

		278,443

Passenger Airlines – 0.0%
Eva Airways Corp.	38,000	44,984

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(b)(c)(d)	18,930	– 0	–

Trading Companies & Distributors – 0.0%
BOC Aviation Ltd. – Class H(a)	1,600	13,234

Transportation Infrastructure – 0.3%
China Merchants Port Holdings Co., Ltd. – Class H	32,000	50,705

6 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

International Container Terminal Services, Inc.	18,250	$132,256
Salik Co. PJSC	76,311	85,727
Zhejiang Expressway Co., Ltd. – Class H	136,000	94,715

		363,403

		3,742,816

Real Estate – 2.3%
Real Estate Management & Development – 2.3%
Aldar Properties PJSC	259,238	530,366
C&D International Investment Group Ltd. – Class H	10,000	21,488
Emaar Development PJSC	266,228	632,614
Emaar Properties PJSC	809,944	1,921,667
Oberoi Realty Ltd.	544	12,205

		3,118,340

Materials – 1.9%
Chemicals – 1.0%
PhosAgro PJSC (GDR REG S)(b)(c)(d)(e)	4,393	– 0	–
PhosAgro PJSC (GDR)(b)(c)(d)(e)	28	– 0	–
SABIC Agri-Nutrients Co.	2,649	83,940
Saudi Aramco Base Oil Co.	2,406	85,180
Yunnan Yuntianhua Co., Ltd. – Class A	347,100	1,112,359

		1,281,479

Metals & Mining – 0.9%
Aluminum Corp. of China Ltd. – Class H	670,000	525,744
China Hongqiao Group Ltd. – Class H	59,500	97,604
Harmony Gold Mining Co., Ltd.	3,238	33,233
Hindustan Zinc Ltd.	14,066	87,562
Jinduicheng Molybdenum Co., Ltd. – Class A	20,100	33,751
Kumba Iron Ore Ltd.	329	7,636
MMC Norilsk Nickel PJSC (ADR)(b)(c)(d)	3,568	– 0	–
NMDC Ltd.	13,175	38,430
Polyus PJSC (GDR)(b)(c)(d)(f)	284	– 0	–
Vedanta Ltd.	14,986	91,553
Western Mining Co., Ltd. – Class A	132,700	353,907

		1,269,420

		2,550,899

Energy – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
Adaro Energy Indonesia Tbk PT	352,100	88,629
Bharat Petroleum Corp., Ltd.	21,345	93,985
China Shenhua Energy Co., Ltd. – Class H	19,000	84,621
Coal India Ltd.	13,746	83,361
Gazprom PJSC(b)(c)(d)	153,780	– 0	–
Hindustan Petroleum Corp., Ltd.	17,228	90,180

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 7

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Indian Oil Corp., Ltd.	42,892	$91,848
LUKOIL PJSC(c)(d)(f)	18,789	– 0	–
Oil India Ltd.	2,161	14,948
PetroChina Co., Ltd. – Class H	838,000	675,991
Pingdingshan Tianan Coal Mining Co., Ltd. – Class A	56,200	87,014
Shan Xi Hua Yang Group New Energy Co., Ltd. – Class A	65,900	79,054
Shanxi Lu’an Environmental Energy Development Co., Ltd. – Class A	38,600	96,274
United Tractors Tbk PT	47,400	85,133

		1,571,038

Utilities – 0.7%
Electric Utilities – 0.3%
Enel Chile SA	1,622,575	89,311
Manila Electric Co.	10,710	83,749
Power Grid Corp. of India Ltd.	49,150	206,384
Torrent Power Ltd.	946	21,144

		400,588

Gas Utilities – 0.2%
ENN Natural Gas Co., Ltd. – Class A	32,600	95,329
GAIL India Ltd.	68,629	196,593

		291,922

Independent Power and Renewable Electricity Producers – 0.2%
Engie Brasil Energia SA	1,300	10,130
Shenergy Co., Ltd. – Class A	76,500	92,516
Zhejiang Zheneng Electric Power Co., Ltd. – Class A	95,100	90,870

		193,516

Water Utilities – 0.0%
Guangdong Investment Ltd. – Class H	52,000	34,735

		920,761

Health Care – 0.1%
Pharmaceuticals – 0.1%
Dr. Reddy’s Laboratories Ltd.	481	38,705
Hubei Jumpcan Pharmaceutical Co., Ltd. – Class A	23,200	102,899

		141,604

Total Common Stocks (cost $75,414,868)		93,363,345

8 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

FIXED INCOME – 26.2%
Sovereign Bonds – 14.2%
Abu Dhabi Government International Bond 3.125%, 09/30/2049(a)	U.S.$	390	$285,187
Angolan Government International Bond 9.125%, 11/26/2049(a)		320	264,378
Argentine Republic Government International Bond 1.00%, 07/09/2029		216	140,475
3.50%, 07/09/2041(g)		90	41,031
4.125%, 07/09/2035(g)		131	63,065
5.00%, 01/09/2038(g)		897	470,874
Chile Government International Bond 5.33%, 01/05/2054		319	322,987
Colombia Government International Bond
3.125%, 04/15/2031		282	232,650
4.125%, 02/22/2042		203	139,629
5.00%, 06/15/2045		200	146,800
7.50%, 02/02/2034		350	362,775
8.00%, 11/14/2035		205	218,222
Costa Rica Government International Bond 7.16%, 03/12/2045(a)		200	217,500
Dominican Republic International Bond 5.95%, 01/25/2027(a)		355	359,770
6.00%, 02/22/2033(a)		219	224,201
6.875%, 01/29/2026(a)		270	274,978
8.625%, 04/20/2027(a)		200	208,600
Ecuador Government International Bond 5.00%, 07/31/2040(a)(g)		250	129,875
5.50%, 07/31/2035(a)(g)		1,049	596,247
Egypt Government International Bond 7.50%, 01/31/2027(a)		215	214,127
7.60%, 03/01/2029(a)(g)		400	386,250
8.50%, 01/31/2047(a)		305	246,192
8.875%, 05/29/2050(a)		327	269,981
El Salvador Government International Bond 6.375%, 01/18/2027(a)		134	128,640
8.625%, 02/28/2029(a)		416	409,240
Ghana Government International Bond 7.875%, 02/11/2035(a)(b)(h)		200	107,750
8.63%, 06/16/2049(b)(e)(h)		279	147,521
8.95%, 03/26/2051(a)(b)(h)		211	113,413
Guatemala Government Bond 6.05%, 08/06/2031(a)		200	204,460
Hungary Government International Bond 6.75%, 09/25/2052(a)		400	450,900

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 9

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Israel Government International Bond Series 30Y 5.75%, 03/12/2054	U.S.$	240	$228,190
Ivory Coast Government International Bond 6.125%, 06/15/2033(a)		515	484,744
6.375%, 03/03/2028(a)		200	200,000
Jamaica Government International Bond 8.00%, 03/15/2039		208	257,010
Jordan Government International Bond 7.75%, 01/15/2028(a)		330	338,560
Kazakhstan Government International Bond 6.50%, 07/21/2045(a)		420	497,831
Lebanon Government International Bond Series 8Y 6.65%, 04/22/2024(a)(b)(i)		57	4,418
Series 10Y 6.00%, 01/27/2023(a)(b)(i)		36	2,790
6.85%, 03/23/2027(a)(b)(h)		481	37,278
Series E 6.10%, 10/04/2022(a)(b)(i)		216	16,740
Series G 1.00%, 11/27/2026(a)(b)(h)		170	13,175
6.20%, 02/26/2025(a)(b)(h)		206	15,965
Nigeria Government International Bond 6.125%, 09/28/2028(a)		326	295,743
6.50%, 11/28/2027(a)		222	208,264
7.375%, 09/28/2033(a)		363	307,552
8.375%, 03/24/2029(a)		207	200,531
Oman Government International Bond 6.25%, 01/25/2031(a)		275	293,219
7.375%, 10/28/2032(a)		200	229,500
Oriental Republic of Uruguay 5.25%, 09/10/2060		160	159,949
Pakistan Government International Bond 8.875%, 04/08/2051(a)		259	206,876
Panama Government International Bond 3.87%, 07/23/2060		370	232,638
6.85%, 03/28/2054		200	202,100
8.00%, 03/01/2038		200	225,300
Paraguay Government International Bond 3.85%, 06/28/2033(a)		223	203,766
5.40%, 03/30/2050(a)		249	232,193
Peruvian Government International Bond 2.78%, 12/01/2060		345	208,135
5.625%, 11/18/2050		65	66,955
Philippine Government International Bond 3.56%, 09/29/2032		450	421,734

10 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

4.20%, 03/29/2047	U.S.$	273	$243,775
Republic of Kenya Government International Bond 8.00%, 05/22/2032(a)		240	222,012
Republic of Poland Government International Bond 4.875%, 10/04/2033		98	99,469
Republic of South Africa Government International Bond 5.875%, 04/20/2032		370	367,688
6.30%, 06/22/2048		220	196,350
Romanian Government International Bond 3.00%, 02/14/2031(a)		94	81,804
3.625%, 03/27/2032(a)		238	211,597
4.00%, 02/14/2051(a)		210	152,460
5.75%, 03/24/2035(a)		300	297,750
5.875%, 01/30/2029(a)		60	61,454
6.00%, 05/25/2034(a)		230	233,306
Saudi Government International Bond 3.45%, 02/02/2061(a)		262	177,775
5.00%, 01/18/2053(a)		313	289,916
5.75%, 01/16/2054(a)		200	203,750
Senegal Government International Bond 6.25%, 05/23/2033(a)		205	176,492
Serbia International Bond 6.50%, 09/26/2033(a)		390	416,629
Sri Lanka Government International Bond 7.85%, 03/14/2029(a)(b)(h)		578	325,848
Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(a)		200	206,510
Turkiye Government International Bond Series 10Y 5.875%, 06/26/2031		755	733,294
Series 11Y 6.125%, 10/24/2028		270	275,721
Ukraine Government International Bond Zero Coupon, 02/01/2030(a)(g)		33	14,158
Zero Coupon, 02/01/2034(a)(g)		122	41,171
Zero Coupon, 02/01/2035(a)(g)		103	44,761
Zero Coupon, 02/01/2036(a)(g)		86	36,895
1.75%, 02/01/2029(a)(g)		152	89,315
1.75%, 02/01/2034(a)(g)		209	92,386
1.75%, 02/01/2035(a)(g)		163	70,453
1.75%, 02/01/2036(a)(g)		71	30,427
Uruguay Government International Bond 4.975%, 04/20/2055		62	60,427
5.10%, 06/18/2050		124	123,541

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Venezuela Government International Bond 11.95%, 08/05/2031(a)(b)(h)	U.S.$	265	$41,923
12.75%, 08/23/2022(a)(b)(i)		254	40,656
Zambia Government International Bond 0.50%, 12/31/2053(a)		132	65,181
5.75%, 06/30/2033(a)(g)		141	123,704

			19,017,472

Corporate Bonds – 6.4%
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		210	189,459
AES Andes SA 6.30%, 03/15/2029(a)		200	207,260
8.15%, 06/10/2055(a)		200	206,559
Akbank TAS 7.50%, 01/20/2030(a)		200	206,500
Banco de Credito del Peru SA 5.85%, 01/11/2029(a)		64	66,708
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		200	200,086
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		219	172,462
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		200	178,340
Canacol Energy Ltd. 5.75%, 11/24/2028(a)		200	104,038
China Cinda 2020 I Management Ltd. Series E 3.25%, 01/28/2027(a)		200	193,042
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.375%, 07/22/2031(a)		200	166,606
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	500	137,192
CSN Resources SA 4.625%, 06/10/2031(a)	U.S.$	200	161,800
Ecopetrol SA 8.625%, 01/19/2029		516	554,829
Empresa Generadora de Electricidad Haina SA 5.625%, 11/08/2028(a)		200	189,312
Empresas Publicas de Medellin ESP 4.375%, 02/15/2031(a)		200	175,674
8.375%, 11/08/2027(a)	COP	418,000	89,741
Engie Energia Chile SA 6.375%, 04/17/2034(a)	U.S.$	200	212,370
First Quantum Minerals Ltd. 9.375%, 03/01/2029(a)		200	212,060

12 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Globo Comunicacao e Participacoes SA 5.50%, 01/14/2032(a)	U.S.$	200	$187,000
Greenko Dutch BV 3.85%, 03/29/2026(a)		179	172,735
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		220	216,493
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	189,250
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		200	191,628
JSW Steel Ltd. 3.95%, 04/05/2027(a)		200	192,062
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		245	227,391
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		61	60,325
6.75%, 06/30/2030(a)		42	38,689
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		289	269,686
MARB BondCo PLC 3.95%, 01/29/2031(a)		200	176,460
Melco Resorts Finance Ltd. 5.75%, 07/21/2028(a)		200	193,250
Mersin Uluslararasi Liman Isletmeciligi AS 8.25%, 11/15/2028(a)		200	208,687
Minejesa Capital BV 5.625%, 08/10/2037(a)		215	206,669
Nexa Resources SA 6.75%, 04/09/2034(a)		200	211,756
OCP SA 7.50%, 05/02/2054(a)		200	216,912
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(a)		200	193,826
Prosus NV 3.06%, 07/13/2031(a)		200	176,313
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)		200	211,183
Sands China Ltd. 5.40%, 08/08/2028(g)		200	201,500
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)		375	379,500
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	191,000
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		260	225,459

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

UEP Penonome II SA 6.50%, 10/01/2038(a)	U.S.$	233	$200,103
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022(b)(c)(d)(e)(i)		201	20
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		192	165,573

			8,527,508

Quasi-Sovereign Bonds – 4.7%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(a)		200	187,906
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	165,188
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		200	204,520
6.25%, 07/09/2054(a)		230	246,896
Bapco Energies BSC Closed 7.50%, 10/25/2027(a)		259	270,979
Comision Federal de Electricidad 5.00%, 09/29/2036(a)		199	181,732
6.45%, 01/24/2035(a)		200	199,350
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(a)		200	148,875
5.95%, 01/08/2034(a)		518	544,385
DP World Ltd./United Arab Emirates 6.85%, 07/02/2037(a)		200	227,358
Gaci First Investment Co. 4.875%, 02/14/2035(a)		200	196,410
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%, 05/15/2030(a)		200	203,700
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2028(e)(g)		200	164,556
7.65%, 07/19/2025(d)(e)(g)		99	88,912
Pertamina Persero PT 2.30%, 02/09/2031(a)		200	174,125
Petroleos de Venezuela SA 5.375%, 04/12/2027(a)(b)(h)		606	56,936
9.00%, 11/17/2021(a)(b)(i)		128	13,101
Petroleos Mexicanos 6.35%, 02/12/2048		480	332,165
6.50%, 01/23/2029		1,091	1,029,686
6.75%, 09/21/2047		40	28,600
8.75%, 06/02/2029		175	177,450
QatarEnergy 3.30%, 07/12/2051(a)		706	528,617
TC Ziraat Bankasi AS 8.00%, 01/16/2029(a)		200	209,938

14 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Transnet SOC Ltd. 8.25%, 02/06/2028(a)	U.S.$	404	$419,275
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(a)		200	213,375

			6,214,035

Treasury Bonds – 0.7%
Colombian TES Series B 6.25%, 07/09/2036	COP	341,600	59,266
7.25%, 10/26/2050		5,447,800	891,902

			951,168

Emerging Markets - Treasuries – 0.2%
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048	ZAR	6,430	310,982

Total Fixed Income (cost $35,084,414)			35,021,165

		Shares
SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.73%(j)(k)(l) (cost $3,038,620)		3,038,620	3,038,620

		Principal Amount (000)
Time Deposits – 0.3%
ANZ, Hong Kong 2.90%, 10/01/2024	AUD	12	8,110
BBH, New York 2.29%, 10/01/2024	SEK	10	950
3.18%, 10/01/2024	NOK	2	173
6.07%, 10/01/2024	ZAR	200	11,589
Citibank, London 2.33%, 10/01/2024	EUR	10	11,506
Citibank, New York 4.18%, 10/01/2024	U.S.$	287	286,600
HSBC, Hong Kong 4.15%, 10/02/2024	HKD	156	20,021
HSBC, Singapore 2.45%, 10/01/2024	SGD	1	737

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Royal Bank of Canada, London 3.91%, 10/01/2024	GBP	5	$7,284
Royal Bank of Canada, Toronto 3.03%, 10/01/2024	CAD	12	9,235
SEB, Stockholm 0.15%, 10/01/2024	CHF	1	1,483
SMBC, Tokyo 0.01%, 10/01/2024	JPY	4,953	34,463

Total Time Deposits (cost $392,151)			392,151

Treasury Bills – 0.1%
United States – 0.1%
U.S. Treasury Bill Zero Coupon, 11/26/2024 (cost $183,593)	USD	185	183,653

Total Short-Term Investments (cost $3,614,364)			3,614,424

Total Investments – 98.6% (cost $114,113,646)			131,998,934
Other assets less liabilities – 1.4%			1,863,549

Net Assets – 100.0%			$133,862,483

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	116	December 2024	$6,801,660	$458,490
U.S. 10 Yr Ultra Futures	2	December 2024	236,594	(125)
U.S. T-Note 2 Yr (CBT) Futures	4	December 2024	832,969	1,445
U.S. T-Note 5 Yr (CBT) Futures	14	December 2024	1,538,359	5,367
U.S. T-Note 10 Yr (CBT) Futures	14	December 2024	1,599,937	1,430
U.S. Ultra Bond (CBT) Futures	6	December 2024	798,563	(2,109)

				$464,498

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	1,210	PHP	69,877	10/25/2024	$34,637
Barclays Bank PLC	BRL	11,496	USD	2,069	10/02/2024	(41,542)
Barclays Bank PLC	USD	2,110	BRL	11,496	10/02/2024	155

16 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	KRW	2,666,054	USD	1,991	10/18/2024	$(32,248)
Barclays Bank PLC	USD	4,437	IDR	71,905,134	10/25/2024	290,745
Barclays Bank PLC	MYR	13,767	USD	3,157	11/21/2024	(181,332)
Barclays Bank PLC	USD	1,170	PLN	4,551	11/21/2024	10,662
Barclays Bank PLC	INR	124,391	USD	1,477	12/06/2024	(3,016)
BNP Paribas SA	BRL	6,606	USD	1,164	10/02/2024	(48,759)
BNP Paribas SA	USD	1,213	BRL	6,606	10/02/2024	89
BNP Paribas SA	CNH	115,454	USD	16,550	11/21/2024	3,221
Brown Brothers Harriman & Co.	CNH	510	USD	73	10/08/2024	71
Brown Brothers Harriman & Co.	USD	253	ZAR	4,546	10/17/2024	9,323
Brown Brothers Harriman & Co.	TRY	32,369	USD	918	10/23/2024	(6,634)
Brown Brothers Harriman & Co.	PLN	288	USD	74	11/21/2024	(746)
Brown Brothers Harriman & Co.	USD	127	HUF	45,726	11/21/2024	1,058
Brown Brothers Harriman & Co.	USD	74	PLN	288	11/21/2024	677
Brown Brothers Harriman & Co.	USD	3,710	THB	123,963	11/21/2024	155,064
Citibank NA	IDR	20,170,052	USD	1,237	10/25/2024	(89,721)
Citibank NA	USD	140	PHP	8,125	10/25/2024	5,100
Citibank NA	TWD	43,171	USD	1,373	11/22/2024	1,086
Citibank NA	TWD	182,776	USD	5,742	11/22/2024	(65,915)
Deutsche Bank AG	CLP	1,040,954	USD	1,105	11/08/2024	(52,249)
Deutsche Bank AG	USD	1,201	PEN	4,522	11/08/2024	18,448
Deutsche Bank AG	USD	905	HUF	324,904	11/21/2024	3,483
Goldman Sachs Bank USA	KRW	873,569	USD	656	10/18/2024	(6,622)
Goldman Sachs Bank USA	USD	2,260	IDR	35,073,678	10/25/2024	46,214
Goldman Sachs Bank USA	TWD	39,806	USD	1,248	11/22/2024	(16,699)
Goldman Sachs Bank USA	USD	3,827	MXN	74,780	12/11/2024	(70,571)
HSBC Bank USA	PHP	156,098	USD	2,778	10/25/2024	(1,630)
HSBC Bank USA	USD	547	IDR	8,882,024	10/25/2024	37,153
HSBC Bank USA	USD	2,884	PHP	162,696	10/25/2024	12,992
JPMorgan Chase Bank NA	CZK	23,278	USD	1,025	11/21/2024	(3,803)
Morgan Stanley Capital Services LLC	BRL	18,102	USD	3,323	10/02/2024	(244)
Morgan Stanley Capital Services LLC	USD	3,324	BRL	18,102	10/02/2024	(1,037)
Morgan Stanley Capital Services LLC	USD	1,705	ZAR	30,575	10/17/2024	62,015
Morgan Stanley Capital Services LLC	KRW	4,209,863	USD	3,074	10/18/2024	(120,369)
Morgan Stanley Capital Services LLC	USD	131	KRW	179,710	10/18/2024	5,323
Morgan Stanley Capital Services LLC	BRL	18,102	USD	3,312	11/04/2024	2,374
Morgan Stanley Capital Services LLC	COP	9,302,911	USD	2,216	11/08/2024	15,645
Morgan Stanley Capital Services LLC	PEN	4,498	USD	1,186	11/08/2024	(26,601)
Morgan Stanley Capital Services LLC	USD	8,084	MYR	35,756	11/21/2024	587,519
Standard Chartered Bank	USD	3,451	INR	290,571	12/06/2024	5,754
UBS AG	KRW	551,178	USD	400	10/18/2024	(17,838)

						$521,232

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Qatar Government International Bond, 9.75%, 06/15/2030, 12/20/2029*	1.00%	Quarterly	0.41%	USD	2,540	$(72,366)	$(69,763)	$(2,603)
Sale Contracts
CDX-EMS Series 42, 5 Year Index, 12/20/2029*	1.00	Quarterly	1.63	USD	2,610	(74,730)	(78,014)	3,284

						$(147,096)	$(147,777)	$681

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,420	06/06/2028	1 Day SOFR	3.630%	Annual	$32,313	$	– 0	–	$32,313
USD	1,910	09/13/2029	1 Day SOFR	3.138%	Annual	(13,316)		– 0	–	(13,316)

						$18,997	$	– 0	–	$18,997

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $29,371,575 or 21.94% of net assets.

(b)	Non-income producing security.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.30% of net assets as of September 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Ghana Government International Bond 8.63%, 06/16/2049	08/31/2022	$100,635	$147,521	0.11%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2028	11/04/2019	200,000	164,556	0.12%

18 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
NAK Naftogaz Ukraine via Kondor Finance PLC 7.65%, 07/19/2025	12/08/2021	$99,151	$88,912		0.07%
PhosAgro PJSC (GDR REG S)	06/30/2021	89,310	– 0	–	0.00%
PhosAgro PJSC (GDR)	06/30/2021	447	– 0	–	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	171,430	20		0.00%

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
LUKOIL PJSC	01/11/2016 - 02/15/2022	$959,078	$	– 0	–	0.00%
Polyus PJSC (GDR)	09/06/2019 - 04/27/2022	4,388		– 0	–	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2024.

(h)	Defaulted.

(i)	Defaulted matured security.

(j)	The rate shown represents the 7-day yield as of period end.

(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(l)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

GDR – Global Depositary Receipt

JSC – Joint Stock Company

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

REG – Registered Shares

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 19

STATEMENT OF ASSETS & LIABILITIES

September 30, 2024 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $111,075,026)	$128,960,314
Affiliated issuers (cost $3,038,620)	3,038,620
Cash	1,678
Cash collateral due from broker	835,346
Foreign currencies, at value (cost $1,189,474)	1,188,838
Receivable for investment securities sold	1,971,556
Unrealized appreciation on forward currency exchange contracts	1,308,808
Unaffiliated dividends and interest receivable	712,377
Receivable for capital stock sold	47,300
Receivable due from Adviser	36,908
Affiliated dividends receivable	18,100

Total assets	138,119,845

Liabilities
Payable for investment securities purchased and foreign currency transactions	1,780,310
Payable for capital gains taxes	903,734
Unrealized depreciation on forward currency exchange contracts	787,576
Cash collateral due to broker	280,000
Payable for variation margin on futures	132,412
Advisory fee payable	84,383
Administrative fee payable	41,559
Payable for capital stock redeemed	24,998
Payable for variation margin on centrally cleared swaps	5,810
Transfer Agent fee payable	3,189
Distribution fee payable	699
Accrued expenses	212,692

Total liabilities	4,257,362

Net Assets	$133,862,483

Composition of Net Assets
Capital stock, at par	$1,477
Additional paid-in capital	144,504,643
Accumulated loss	(10,643,637)

$133,862,483

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,854,822	315,670	$9.04	*

C	$234,712	26,082	$9.00

Advisor	$130,406,373	14,386,840	$9.06

I	$366,576	40,886	$8.97

*	The maximum offering price per share for Class A shares was $9.44, which reflects a sales charge of 4.25%.

See notes to financial statements.

20 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $267,378)	$2,054,637
Affiliated issuers	53,363
Interest (net of foreign taxes withheld of $6,704)	1,503,880
Securities lending income	701	$3,612,581

Expenses
Advisory fee (see Note B)	561,684
Transfer agency—Class A	365
Transfer agency—Class C	52
Transfer agency—Advisor Class	17,335
Transfer agency—Class R	36
Transfer agency—Class K	98
Transfer agency—Class I	202
Transfer agency—Class Z	1
Distribution fee—Class A	3,380
Distribution fee—Class C	1,215
Distribution fee—Class R	69
Distribution fee—Class K	123
Custody and accounting	125,555
Registration fees	54,556
Audit and tax	46,923
Administrative	39,273
Printing	20,786
Legal	19,395
Directors’ fees	11,133
Miscellaneous	21,384

Total expenses	923,565
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(263,265)

Net expenses		660,300

Net investment income		2,952,281

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 21

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$3,529,167
Forward currency exchange contracts	80,603
Futures	511,357
Swaps	(116,002)
Foreign currency transactions	(108,658)
Net change in unrealized appreciation on:
Investments(b)	6,395,879
Forward currency exchange contracts	241,564
Futures	394,114
Swaps	191,584
Foreign currency denominated assets and liabilities	3,117

Net gain on investment and foreign currency transactions	11,122,725

Net Increase in Net Assets from Operations	$14,075,006

(a)	Net of foreign realized capital gains taxes of $222,244.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $277,760.

See notes to financial statements.

22 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (unaudited)		Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,952,281		$4,818,867
Net realized gain on investment and foreign currency transactions	3,896,467		2,472,090
Net change in unrealized appreciation on investments and foreign currency denominated assets and liabilities	7,226,258		11,480,002

Net increase in net assets from operations	14,075,006		18,770,959
Distributions to Shareholders
Class A	(58,558)		(150,196)
Class C	(3,997)		(21,070)
Advisor Class	(2,897,241)		(7,508,816)
Class R	– 0	–	(15,954)
Class K	– 0	–	(10,068)
Class I	(7,907)		(18,885)
Class Z	(106)		(178,979)
Capital Stock Transactions
Net decrease	(9,431,358)		(5,796,913)

Total increase	1,675,839		5,070,078
Net Assets
Beginning of period	132,186,644		127,116,566

End of period	$133,862,483		$132,186,644

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 23

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Multi-Asset Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class Z, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Effective August 30, 2024, Class Z was liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Company’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible,

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among other things, for making all fair value determinations relating to the Company’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

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Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized

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modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss

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expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$8,685,437		$16,263,605		$0	#	$24,949,042
Information Technology	– 0	–	23,747,996		– 0	–	23,747,996
Consumer Discretionary	1,132,280		15,557,858		– 0	–	16,690,138
Communication Services	151,683		10,782,706		0	#	10,934,389
Consumer Staples	2,592,867		2,403,455		0	#	4,996,322
Industrials	13,234		3,729,582		0	#	3,742,816
Real Estate	– 0	–	3,118,340		– 0	–	3,118,340
Materials	7,636		2,543,263		0	#	2,550,899
Energy	– 0	–	1,571,038		0	#	1,571,038
Utilities	183,190		737,571		– 0	–	920,761
Health Care	– 0	–	141,604		– 0	–	141,604
Fixed Income Securities:
Sovereign Bonds	– 0	–	19,017,472		– 0	–	19,017,472
Corporate Bonds	– 0	–	8,527,488		20		8,527,508
Quasi-Sovereign Bonds	– 0	–	6,214,035		– 0	–	6,214,035
Treasury Bonds	– 0	–	951,168		– 0	–	951,168
Emerging Markets – Treasuries	– 0	–	310,982		– 0	–	310,982
Short-Term Investments:
Investment Companies	3,038,620		– 0	–	– 0	–	3,038,620
Time Deposits	392,151		– 0	–	– 0	–	392,151
Treasury Bills	– 0	–	183,653		– 0	–	183,653

Total Investments in Securities	16,197,098		115,801,816	+	20		131,998,934

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Investments in Securities	Level 1		Level 2			Level 3			Total
Other Financial Instruments*:
Assets
Futures	$466,732		$	– 0	–	$	– 0	–	$466,732	†
Forward Currency Exchange Contracts	– 0	–		1,308,808			– 0	–	1,308,808
Centrally Cleared Interest Rate Swaps	– 0	–		32,313			– 0	–	32,313	†
Liabilities
Futures	(2,234)			– 0	–		– 0	–	(2,234)
Forward Currency Exchange Contracts	– 0	–		(787,576)			– 0	–	(787,576)
Centrally Cleared Credit Default Swaps	– 0	–		(147,096)			– 0	–	(147,096	)†
Centrally Cleared Interest Rate Swaps	– 0	–		(13,316)			– 0	–	(13,316	)†

Total	$16,661,596			$116,194,949			$20		$132,856,565

#	The Fund held securities with zero market value at period end.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

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those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .85% of the first $1 billion, .80% of the next $1 billion, .75% of the next $1 billion and .70% in excess of $3 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annual basis (“the Expense Caps”) to 1.24%, 1.99%, .99% and .99% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. For the six months ended September 30, 2024, such waivers/reimbursements amounted to $261,485. The Expense Caps may not be terminated before July 31, 2025.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended September 30, 2024, the reimbursement for such services amounted to $39,273.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,026 for the six months ended September 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $14 from the sale of Class A shares and received $89 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended September 30, 2024.

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The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended September 30, 2024, such waiver amounted to $1,758.

A summary of the Fund’s transactions in AB mutual funds for the six months ended September 30, 2024 is as follows:

Fund	Market Value 3/31/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/24 (000)		Dividend Income (000)
Government Money Market Portfolio	$1,550		$33,577	$32,088	$3,039		$53
Government Money Market Portfolio*	– 0	–	3,008	3,008	– 0	–	1

Total					$3,039		$54

*	Investment of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A share’s average daily net assets. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued

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daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $10,213, $1,330 and $3,969 for Class C, Class K and Class R shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2024, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$53,727,880	$56,289,065
U.S. government securities	8,954,141	15,784,324

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$26,568,246
Gross unrealized depreciation	(7,677,550)

Net unrealized appreciation	$18,890,696

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase

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and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards,

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including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2024, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

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Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of a written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended September 30, 2024, the Fund held purchased swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the

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NOTES TO FINANCIAL STATEMENTS (continued)

other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive

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from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2024, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit

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protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended September 30, 2024, the Fund held credit default swaps for hedging and non-hedging purposes.

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The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended September 30, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$8,242	Payable for variation margin on futures	$2,234

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	32,313	Payable for variation margin on centrally cleared swaps	13,316

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,308,808	Unrealized depreciation on forward currency exchange contracts	787,576

Credit contracts	Receivable for variation margin on centrally cleared swaps	3,284	Payable for variation margin on centrally cleared swaps	2,603

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NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Receivable for variation margin on futures	$458,490	*

Total		$1,811,137			$805,729

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$(106,590)	$200,301

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	144,066	(34,976)

Interest rate contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation (depreciation) on investments	(15,656)	15,656

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	80,603	241,564

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	(9,412)	(8,717)

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	$367,291	$429,090

Total		$460,302	$842,918

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2024:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,714,286
Average notional amount of sale contracts	$2,414,286
Centrally Cleared Interest Rate Swaps
Average notional amount	$5,942,857
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$48,912,427
Average principal amount of sale contracts	$65,026,891
Futures:
Average notional amount of buy contracts	$14,190,985
Purchased Swaptions:
Average notional amount	$750,000	(a)

(a)	Positions were open for less than one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$34,637	$	– 0	–	$	– 0	–	$	– 0	–	$34,637
Barclays Bank PLC	301,562		(258,138)			– 0	–		(43,424)		– 0	–
BNP Paribas SA	3,310		(3,310)			– 0	–		– 0	–	– 0	–
Brown Brothers Harriman & Co.	166,193		(7,380)			– 0	–		– 0	–	158,813

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Citibank NA	$6,186	$(6,186)	$	– 0	–	$	– 0	–	$	– 0	–
Deutsche Bank AG	21,931	(21,931)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	46,214	(46,214)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	50,145	(1,630)	– 0	–	– 0	–	48,515
Morgan Stanley Capital Services LLC	672,876	(148,251)	(280,000)	– 0	–	244,625
Standard Chartered Bank	5,754	– 0	–	– 0	–	– 0	–	5,754

Total	$1,308,808	$(493,040)	$(280,000)	$(43,424)	$492,344	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$258,138	$(258,138)		$	– 0	–	$	– 0	–	$	– 0	–
BNP Paribas SA	48,759	(3,310)			– 0	–		– 0	–		45,449
Brown Brothers Harriman & Co.	7,380	(7,380)			– 0	–		– 0	–		– 0	–
Citibank NA	155,636	(6,186)			– 0	–		– 0	–		149,450
Deutsche Bank AG	52,249	(21,931)			– 0	–		– 0	–		30,318
Goldman Sachs Bank USA.	93,892	(46,214)			– 0	–		– 0	–		47,678
HSBC Bank USA	1,630	(1,630)			– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank NA.	3,803	– 0	–		– 0	–		– 0	–		3,803
Morgan Stanley Capital Services LLC	148,251	(148,251)			– 0	–		– 0	–		– 0	–
UBS AG	17,838	– 0	–		– 0	–		– 0	–		17,838

Total	$787,576	$(493,040)		$	– 0	–	$	– 0	–		$294,536	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct

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NOTES TO FINANCIAL STATEMENTS (continued)

investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended September 30, 2024 is as follows:

										Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$26	$675	$22

*	As of September 30, 2024.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024

Class A
Shares sold	152,181	27,807	$1,326,721	$216,216

Shares issued in reinvestment of dividends	5,559	15,856	47,380	120,083

Shares converted from Class C	7,720	7,934	66,614	59,331

Shares redeemed	(150,863)	(87,619)	(1,327,986)	(675,596)

Net increase (decrease)	14,597	(36,022)	$112,729	$(279,966)

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	Shares			Amount
	Six Months Ended September 30, 2024 (unaudited)		Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)		Year Ended March 31, 2024

Class C
Shares sold	341		1,199	$2,918		$9,208

Shares issued in reinvestment of dividends	421		2,271	3,569		17,073

Shares converted to Class A	(7,764)		(7,973)	(66,614)		(59,331)

Shares redeemed	(1,614)		(20,237)	(13,635)		(156,664)

Net decrease	(8,616)		(24,740)	$(73,762)		$(189,714)

Advisor Class
Shares sold	771,880		2,919,194	$6,666,291		$22,602,105

Shares issued in reinvestment of dividends	263,282		754,499	2,249,139		5,731,323

Shares redeemed	(2,069,626)		(4,000,768)	(17,865,320)		(30,941,729)

Net decrease	(1,034,464)		(327,075)	$(8,949,890)		$(2,608,301)

Class R
Shares sold	302		6,363	$2,541		$49,725

Shares issued in reinvestment of dividends	– 0	–	2,096	– 0	–	15,954

Shares redeemed	(13,762)		(28,602)	(119,580)		(236,365)

Net decrease	(13,460)		(20,143)	$(117,039)		$(170,686)

Class K
Shares sold	179		27,460	$1,505		$225,591

Shares issued in reinvestment of dividends	– 0	–	1,316	– 0	–	10,067

Shares redeemed	(47,993)		(14)	(416,475)		(114)

Net increase (decrease)	(47,814)		28,762	$(414,970)		$235,544

Class I
Shares sold	3,484		13,230	$29,806		$104,184

Shares issued in reinvestment of dividends	935		2,514	7,907		18,884

Shares redeemed	(1,758)		(5,614)	(15,134)		(43,957)

Net increase	2,661		10,130	$22,579		$79,111

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended September 30, 2024 (unaudited)		Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)		Year Ended March 31, 2024

Class Z
Shares sold	37		16,147	$311		$122,919

Shares issued in reinvestment of dividends	– 0	–	23,894	– 0	–	178,938

Shares redeemed	(1,295)		(406,162)	(11,316)		(3,164,758)

Net decrease	(1,258)		(366,121)	$(11,005)		$(2,862,901)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Emerging-Market Risk—Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets are less developed and less liquid and are subject to increased economic, political, regulatory, or other uncertainties.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Country Concentration Risk—The Fund may not be diversified among countries or geographic regions and the effect on the Fund’s net asset value, or NAV, of the specific risks identified above, such as political, regulatory and currency risks, may be magnified due to concentration of the Fund’s investments in a particular country or region, such as China. Risks of the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese stock market, the Chinese

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NOTES TO FINANCIAL STATEMENTS (continued)

economy’s heavy dependence on exports, and the continuing importance of the role of the Chinese Government. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future.

Allocation Risk—The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with investing in both equity and debt securities may be limited in the emerging markets context, as movements in emerging market equity and emerging market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Sovereign Debt Risk—Investments in sovereign debt obligations expose the Fund to the direct or indirect consequences of political, social and

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NOTES TO FINANCIAL STATEMENTS (continued)

economic changes in countries that issue the obligations. Such changes may affect a foreign government’s willingness or ability to make timely payments of its obligations. In addition, no established market may exist for many sovereign debt obligations. Reduced secondary market liquidity may have an adverse effect on the market price of an instrument and the Fund’s ability to dispose of particular instruments.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended September 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2024 and March 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$7,903,968	$4,539,889

Total taxable distributions paid	$7,903,968	$4,539,889

As of March 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,356,688
Accumulated capital and other losses	(30,073,093	)(a)
Unrealized appreciation (depreciation)	8,324,730	(b)

Total accumulated earnings (deficit)	$(18,391,675	)(c)

(a)	As of March 31, 2024, the Fund had a net capital loss carryforward of $30,073,093.

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NOTES TO FINANCIAL STATEMENTS (continued)

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of hyper-inflationary currency contracts, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2024, the Fund had a net short-term capital loss carryforward of $17,891,978 and a net long-term capital loss carryforward of $12,181,115, which may be carried forward for an indefinite period.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.32	$ 7.65	$ 8.70	$ 10.34	$ 7.04	$ 8.89

Income From Investment Operations

Net investment income(a)(b)	.19	.28	.33	.31	.19	.29

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.72	.87	(1.14)	(1.63)	3.32	(1.68)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.91	1.15	(.81)	(1.32)	3.51	(1.39)

Less: Dividends

Dividends from net investment income	(.19)	(.48)	(.24)	(.32)	(.21)	(.46)

Net asset value, end of period	$ 9.04	$ 8.32	$ 7.65	$ 8.70	$ 10.34	$ 7.04

Total Return

Total investment return based on net asset value(d)	11.06%	15.72%	(9.24)%	(13.12)%	50.17%	(16.50)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,855	$2,504	$2,578	$2,984	$3,644	$3,040

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)†	1.24	%(g)	1.24%	1.25%	1.24%	1.23%	1.23%

Expenses, before waivers/ reimbursements(e)(f)†	1.64	%(g)	1.70%	1.69%	1.48%	1.64%	1.76%

Net investment income(b)	4.38	%(g)	3.56%	4.34%	3.12%	2.14%	3.26%

Portfolio turnover rate	49%	134%	89%	81%	88%	117%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.00%	.00%	.01%	.01%	.01%

See footnote summary on page 56.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.27	$ 7.61	$ 8.66	$ 10.29	$ 7.01	$ 8.85

Income From Investment Operations

Net investment income(a)(b)	.15	.22	.28	.24	.13	.22

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.73	.86	(1.15)	(1.63)	3.29	(1.66)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.88	1.08	(.87)	(1.39)	3.42	(1.44)

Less: Dividends

Dividends from net investment income	(.15)	(.42)	(.18)	(.24)	(.14)	(.40)

Net asset value, end of period	$ 9.00	$ 8.27	$ 7.61	$ 8.66	$ 10.29	$ 7.01

Total Return

Total investment return based on net asset value(d)	10.66%	14.78%	(9.99)%	(13.78)%	49.01%	(17.11)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$235	$287	$452	$769	$1,117	$1,010

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)†	1.99	%(g)	1.99%	2.00%	1.99%	1.98%	1.98%

Expenses, before waivers/ reimbursements(e)(f)†	2.41	%(g)	2.45%	2.43%	2.24%	2.40%	2.51%

Net investment income(b)	3.44	%(g)	2.92%	3.67%	2.36%	1.40%	2.54%

Portfolio turnover rate	49%	134%	89%	81%	88%	117%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios . .	.00	%(g)	.00%	.00%	.01%	.01%	.01%

See footnote summary on page 56.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.34	$ 7.66	$ 8.72	$ 10.36	$ 7.06	$ 8.91

Income From Investment Operations

Net investment income(a)(b)	.19	.30	.35	.34	.22	.30

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.73	.88	(1.15)	(1.63)	3.31	(1.66)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.92	1.18	(.80)	(1.29)	3.53	(1.36)

Less: Dividends

Dividends from net investment income	(.20)	(.50)	(.26)	(.35)	(.23)	(.49)

Net asset value, end of period	$ 9.06	$ 8.34	$ 7.66	$ 8.72	$ 10.36	$ 7.06

Total Return

Total investment return based on net asset value(d)	11.18%	16.11%	(9.11)%	(12.87)%	50.40%	(16.24)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$130,406	$128,558	$120,675	$148,374	$185,534	$122,322

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)†	.99	%(g)	.99%	1.00%	.99%	.98%	.98%

Expenses, before waivers/ reimbursements(e)(f)†	1.39	%(g)	1.45%	1.44%	1.23%	1.39%	1.51%

Net investment income(b)	4.47	%(g)	3.84%	4.59%	3.36%	2.36%	3.42%

Portfolio turnover rate	49%	134%	89%	81%	88%	117%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.00%	.00%	.01%	.01%	.01%

See footnote summary on page 56.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.25	$ 7.58	$ 8.63	$ 10.27	$ 6.99	$ 8.83

Income From Investment Operations

Net investment income(a)(b)	.19	.28	.30	.35	.20	.36

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.73	.88	(1.09)	(1.64)	3.31	(1.72)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.92	1.16	(.79)	(1.29)	3.51	(1.36)

Less: Dividends

Dividends from net investment income	(.20)	(.49)	(.26)	(.35)	(.23)	(.48)

Net asset value, end of period	$ 8.97	$ 8.25	$ 7.58	$ 8.63	$ 10.27	$ 6.99

Total Return

Total investment return based on net asset value(d)	11.17%	16.13%	(9.07)%	(12.97)%	50.61%	(16.30)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$366	$315	$213	$67	$316	$10

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)(f)†	.99	%(g)	.99%	1.01%	.99%	.99%	.98%

Expenses, before waivers/ reimbursements(e)(f)†	1.48	%(g)	1.51%	1.50%	1.22%	1.25%	1.46%

Net investment income(b)	4.47	%(g)	3.65%	4.03%	3.46%	1.99%	4.19%

Portfolio turnover rate	49%	134%	89%	81%	88%	117%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.00%	.00%	.01%	.01%	.01%

See footnote summary on page 56.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended September 30, 2024 and the years ended March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021 and March 31, 2020, such waiver amounted to 0.00% (annualized), 0.00%, 0.00%, 0.01%, 0.01% and 0.01%, respectively.

(f)	The expense ratios presented below exclude interest expense:

	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	1.24%	1.24%	1.24%	1.24%	1.23%	1.23%
Before waivers/reimbursements	1.64%	1.70%	1.68%	1.48%	1.64%	1.76%
Class C
Net of waivers/reimbursements	1.99%	1.99%	1.99%	1.99%	1.98%	1.98%
Before waivers/reimbursements	2.41%	2.45%	2.42%	2.24%	2.40%	2.51%
Advisor Class
Net of waivers/reimbursements	.99%	.99%	.99%	.99%	.98%	.98%
Before waivers/reimbursements	1.39%	1.45%	1.43%	1.23%	1.39%	1.51%
Class I
Net of waivers/reimbursements	.99%	.99%	.99%	.99%	.99%	.98%
Before waivers/reimbursements	1.48%	1.51%	1.48%	1.22%	1.25%	1.46%

(g)	Annualized.

See notes to financial statements.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Multi-Asset Portfolio (the “Fund”) at a meeting held in-person on October 31-November 2, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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NOTES

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NOTES

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NOTES

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AB EMERGING MARKETS MULTI-ASSET PORTFOLIO

66 Hudson Boulevard East,

New York, NY 10001

800 221 5672

EMMA-0152-0924

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

At a Special Meeting held on July 18, 2024, shareholders of AB Emerging Markets Multi-Asset Portfolio (the “Fund”), a series of AB Cap Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	241,817,054.602	1,923,338.642	38,402.950	N/A
Alexander Chaloff	242,065,179.350	1,675,213.884	32,125.450	N/A
R. Jay Gerken	241,844,520.876	1,895,872.358	34,077.520	N/A
Jeffrey R. Holland	241,944,094.407	1,796,298.827	33,671.480	N/A
Jeanette W. Loeb	237,344,214.968	6,396,178.266	72,569.540	N/A
Carol C. McMullen	242,116,730.568	1,623,662.666	71,369.030	N/A
Garry L. Moody	241,543,876.777	2,196,516.457	30,858.800	N/A
Emilie D. Wrapp	242,060,815.730	1,679,577.504	78,162.590	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	November 26, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	November 26, 2024